Capital Structure	12 Months Ended
Dec. 31, 2017
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Capital Structure

32. CAPITAL STRUCTURE

Cenovus’s capital structure objectives remain unchanged from previous periods. Cenovus’s capital structure consists of shareholders’ equity plus Net Debt. Net Debt includes the Company’s short-term borrowings, and the current and long-term portions of long-term debt, net of cash and cash equivalents. Cenovus conducts its business and makes decisions consistent with that of an investment grade company. The Company’s objectives when managing its capital structure are to maintain financial flexibility, preserve access to capital markets, ensure its ability to finance internally generated growth and to fund potential acquisitions while maintaining the ability to meet the Company’s financial obligations as they come due.

Cenovus monitors its capital structure and financing requirements using, among other things, non-GAAP financial metrics consisting of Net Debt to Adjusted Earnings Before Interest, Taxes and DD&A (“Adjusted EBITDA”) and Net Debt to Capitalization. These metrics are used to steward Cenovus’s overall debt position as measures of Cenovus’s overall financial strength.

Over the long term, Cenovus targets a Net Debt to Adjusted EBITDA ratio of less than 2.0 times. At different points within the economic cycle, Cenovus expects this ratio may periodically be above the target. Cenovus also manages its Net Debt to Capitalization ratio to ensure compliance with the associated covenant as defined in its committed credit facility agreement.

A) Net Debt to Adjusted EBITDA

As at December 31,	2017	2016	2015

Long-Term Debt	9,513	6,332	6,525
Less: Cash and Cash Equivalents	(610)	(3,720)	(4,105)
Net Debt	8,903	2,612	2,420

Net Earnings (Loss)	3,366	(545)	618
Add (Deduct):
Finance Costs	725	492	482
Interest Income	(62)	(52)	(28)
Income Tax Expense (Recovery)	352	(382)	(81)
DD&A	2,030	1,498	2,114
E&E Impairment	890	2	138
Unrealized (Gain) Loss on Risk Management	729	554	195
Foreign Exchange (Gain) Loss, Net	(812)	(198)	1,036
Revaluation (Gain)	(2,555)	-	-
Re-measurement of Contingent Payment	(138)	-	-
(Gain) Loss on Discontinuance	(1,285)	-	-
(Gain) Loss on Divestitures of Assets	1	6	(2,392)
Other (Income) Loss, Net	(5)	34	2
Adjusted EBITDA (1)	3,236	1,409	2,084

Net Debt to Adjusted EBITDA	2.8x	1.9x	1.2x
(1)	Calculated on a trailing twelve-month basis. Includes discontinued operations.

B) Net Debt to Capitalization

As at December 31,	2017	2016	2015

Net Debt	8,903	2,612	2,420
Shareholders’ Equity	19,981	11,590	12,391
	28,884	14,202	14,811
Net Debt to Capitalization	31%	18%	16%

As at December 31, 2017, Cenovus’s Net Debt to Adjusted EBITDA is 2.8 times, which is above the Company’s target. However, it is important to note that Adjusted EBITDA is calculated on a rolling twelve month basis and as such, only includes the financial results from the Deep Basin Assets and the additional 50 percent of FCCL for the period May 17, 2017 to December 31, 2017. Net Debt is presented as at December 31, 2017; therefore, the ratio is burdened by the debt issued to finance the Acquisition. If Adjusted EBITDA reflected a full twelve months of earnings from the acquired assets, Cenovus’s Net Debt to Adjusted EBITDA ratio would be lower.

Cenovus’s objective is to maintain a high level of capital discipline and manage its capital structure to help ensure sufficient liquidity through all stages of the economic cycle. To ensure financial resilience, Cenovus may, among other actions, adjust capital and operating spending, draw down on its credit facility or repay existing debt, adjust dividends paid to shareholders, purchase shares for cancellation pursuant to normal course issuer bids, issue new debt, or issue new shares.

Cenovus has in place a committed credit facility that consists of a $1.2 billion tranche maturing on November 30, 2020 and a $3.3 billion tranche maturing on November 30, 2021. As at December 31, 2017, no amounts were drawn on its committed credit facility. Under the committed credit facility, the Company is required to maintain a debt to capitalization ratio, as defined in the agreement, not to exceed 65 percent. The Company is well below this limit.

In addition, the Company has in place a base shelf prospectus which expires in November 2019. As at December 31, 2017, US$4.6 billion remains available under the base shelf prospectus. Offerings under the base shelf prospectus are subject to market conditions.

As at December 31, 2017, Cenovus is in compliance with all of the terms of its debt agreements.